Consolidated Statements of Comprehensive Income/(Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	6 Months Ended		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 27, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income tax (expense)/benefit on unrealized gains (losses) related to available-for-sale securities	$ (0.2)	$ 0	$ 0	$ 0.1	$ 0	$ 0	$ (0.2)	$ (0.3)
Income tax (expense)/benefit on unrealized gains (losses) related to derivative activity	3.3	5.4	0.3	7.4	6.0	31.2	(6.6)	(1.2)
Income tax (expense)/benefit on reclassification of earnings related to derivative activity	0.7	(1.3)	0	0	(1.0)	(0.3)	2.0	1.8
Income tax (expense)/benefit on prior service cost related to pension and postretirement activity			0.2			0	(3.7)	5.6
Income tax (expense)/benefit on net loss related to pension and postretirement activity			(0.2)			0.7	4.0	(3.1)
Income tax (expense)/benefit on reclassification of earnings related to pension and postretirement activity	$ 0	$ (0.8)	$ 0	$ 0	$ (0.3)	$ (1.5)	$ (1.3)	$ (1.1)